Schedule of accounts payable to related parties (Details) - Related Party [Member] - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Total		€ 180,116
San Raffaele Hospital OSR [Member]
Related Party Transaction [Line Items]
Total		€ 180,116